Investment at Amortized Cost (Details)	12 Months Ended
Dec. 31, 2024
Minimum [Member]
Investment at Amortized Cost [Line Items]
Short-term investment at amortized cost, original maturities	3 months
Long-term investment at amortized cost, original maturities	1 year
Maximum [Member]
Investment at Amortized Cost [Line Items]
Short-term investment at amortized cost, original maturities	1 year